UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06190)

Exact name of registrant as specified in charter: Putnam International Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Australia (1.5%)
AXS Asia Pacific Holdings, Ltd.	384,010	$2,653,081
Babcock & Brown Wind Partners	367,095	594,511
Babcock & Brown Wind Partners 144A	2,631	4,261
BHP Billiton, Ltd.	458,600	18,047,295
Macquarie Airports	579,593	2,234,821
Macquarie Bank, Ltd.	709,334	52,841,895
Macquarie Infrastructure Group	312,288	871,646
National Australia Bank, Ltd.	53,573	1,885,387
QBE Insurance Group, Ltd.	227,968	6,824,348
St. George Bank, Ltd.	52,009	1,631,474
Telstra Corp., Ltd.	127,416	492,650
Westfield Group	178,548	3,433,954
Westpac Banking Corp.	612,110	15,462,101
Woolworths, Ltd.	57,859	1,524,129
		108,501,553

Austria (0.8%)
Immoeast AG (NON)	104,407	1,138,195
Telekom Austria AG	2,088,089	54,673,718
		55,811,913

Belgium (1.1%)
Delhaize Group	763,253	73,186,559
InBev NV	44,234	4,011,748
UCB SA	39,849	2,352,889
		79,551,196

Brazil (0.2%)
Acucar Guarani SA (NON)	22,700	136,299
Acucar Guarani SA 144A (NON)	133,400	800,983
All America Latina Logistica SA	71,100	1,012,942
Banco do Brasil SA	51,100	861,615
Brasil Telecom SA (Preference)	14,776	139,533
Companhia Vale do Rio Doce (CVRD) ADR	92,786	3,148,229
Kroton Educacional SA (NON)	4,800	105,459
Kroton Educacional SA 144A (NON)	29,500	648,130
Lojas Americanas SA (Preference)	83,300	827,544
Marfig Frigorificos e Comercio de Aliementos SA (NON)	61,300	635,753
Marfig Frigorificos e Comercio de Aliementos SA 144A
(NON)	39,300	407,587
Petroleo Brasileiro SA ADR	27,778	2,097,239
Unibanco-Uniao de Bancos Brasileiros SA ADR	8,500	1,118,175
		11,939,488

Canada (0.4%)
Agnico-Eagle Mines, Ltd.	7,000	347,604
Agrium, Inc.	5,100	278,154
Alcan Aluminum, Ltd.	12,965	1,295,064
Astral Media, Inc.	11,300	498,683
Bank of Montreal	20,099	1,315,115
Bank of Nova Scotia	10,970	576,991
Barrick Gold Corp.	15,054	605,403
Brookfield Properties Corp.	15,705	390,491
CAE, Inc.	24,300	327,539
Canadian Imperial Bank of Commerce	17,034	1,703,743
Canadian Natural Resources, Ltd.	10,850	825,273
Canadian Pacific Railway, Ltd.	5,129	361,415
Canadian Tire Corp., Ltd. Class A	4,200	335,569
CGI Group, Inc. (NON)	79,300	909,228
Enbridge, Inc.	10,000	366,821
EnCana Corp.	23,760	1,470,948
Finning International, Inc.	29,728	959,412
First Quantum Minerals, Ltd.	6,759	664,061
Husky Energy, Inc.	18,202	759,486
Imperial Oil, Ltd. (Toronto Exchange)	24,619	1,221,533
Industrial Alliance Insurance and Financial Services,
Inc.	14,400	565,331
Inmet Mining Corp.	3,374	338,793
Linamar Corp.	28,200	725,297
Magna International, Inc. Class A	7,728	746,428
Manitoba Telecom Services, Inc.	11,132	542,368
Manulife Financial Corp.	19,487	804,471
National Bank of Canada	17,142	940,446
Nexen, Inc.	8,200	250,854
Petro-Canada	24,141	1,386,880
Research in Motion, Ltd. (NON)	5,785	569,241
Royal Bank of Canada	15,611	865,095
Saputo, Inc.	17,796	942,289
Sun Life Financial Services of Canada, Inc.	12,900	677,854
Suncor Energy, Inc.	2,441	232,109

Talisman Energy, Inc.	25,678	504,823
Teck Cominco, Ltd. Class B	88,148	4,190,003
Thompson Creek Metals, Co., Inc. (NON)	6,900	152,461
TransCanada Corp.	33,067	1,213,966
TSX Group, Inc.	2,000	96,638
Yamana Gold, Inc.	25,600	302,798
		31,260,678

China (1.1%)
China Petroleum & Chemical Corp.	49,070,000	60,525,847
China Petroleum & Chemical Corp. ADR	9,500	1,169,545
China Shenhua Energy Co., Ltd.	1,581,000	9,457,170
Dongfeng Motor Group Co., Ltd.	2,242,000	1,959,147
Guangzhou R&F Properties Co., Ltd.	161,200	754,542
Industrial & Commercial Bank of China	2,258,000	1,580,871
PetroChina Co., Ltd.	82,000	152,192
PetroChina Co., Ltd. ADR	2,700	499,797
Ping An Insurance (Group) Co., of China, Ltd.	90,000	1,244,002
Weiqiao Textile Co.	577,500	1,080,223
		78,423,336

Denmark (--%)
Genmab A/S (NON)	4,850	301,779

Egypt (--%)
Telecom Egypt	373,440	1,137,051

Finland (1.7%)
Metso Corp.	26,400	1,819,469
Nokia OYJ	3,206,085	121,963,173
		123,782,642

France (9.0%)
Air France-KLM	1,454,385	53,479,501
Alcatel SA	354,171	3,638,640
Alstom	12,980	2,640,562
Axa SA	2,644,601	118,414,977
BNP Paribas SA	1,479,276	161,981,175
Bouygues SA	34,938	3,015,610
EDF Energies Nouvelles SA	18,696	1,486,994
Electricite de France	20,437	2,162,329
France Telecom SA	75,670	2,536,298
Lafarge SA	16,444	2,549,357
Pinault-Printemps-Redoute SA	24,864	4,681,026
Renault SA	747,731	108,422,175
Sanofi-Aventis	33,363	2,826,824
Schneider Electric SA	20,206	2,554,510
Sodexho Alliance SA	66,825	4,624,601
Suez SA	261,145	15,389,528
Total SA	1,925,150	156,633,742
		647,037,849

Germany (10.6%)
Adidas-Salomon AG	51,250	3,363,917
Allianz SE	783,035	183,071,676
BASF AG	1,120,193	155,045,129
Bayerische Motoren Werke (BMW) AG	45,200	2,917,149
Beiersdorf AG	195,551	14,654,746
Commerzbank AG	91,300	3,698,535
Continental AG	735,880	101,831,635
DaimlerChrysler AG	78,085	7,870,673
Deutsche Telekom AG	44,700	878,922
E.On AG	27,227	5,037,318
MAN AG	10,036	1,461,394
Merck KGaA	186,658	22,532,559
Merck KGaA 144A (NON)	147,290	17,780,221
Praktiker Bau- und Heimwerkermaerkte AG	887,174	33,230,100
RWE AG	707,379	89,025,472
Salzgitter AG	521,976	102,589,793
Siemens AG	46,766	6,434,146
ThyssenKrupp AG	130,971	8,346,173
Tognum AG (NON)	20,385	639,922
Tognum AG 144A (NON)	22,100	693,759
		761,103,239

Greece (2.8%)
Coca-Cola Hellenic Bottling Co., SA	53,430	3,087,690
Cosmote Mobile Communications SA	208,310	7,163,425
EFG Eurobank Ergasias	2,484,384	87,418,899
Hellenic Telecommunication Organization (OTE) SA	2,584,360	95,878,205
National Bank of Greece SA	89,085	5,682,058
		199,230,277

Hong Kong (0.7%)
BOC Hong Kong Holdings, Ltd.	2,783,000	7,016,364
China Mobile, Ltd.	68,000	1,114,400
China Mobile, Ltd. ADR	14,300	1,173,172
China Resources Power Holdings Co.	210,000	645,886

Esprit Holdings, Ltd.	242,000	3,817,347
Great Eagle Holdings, Ltd. R	7,313,000	27,642,206
Hong Kong Exchanges and Clearing, Ltd.	186,500	5,693,902
Hutchinson Telecommunications International, Ltd.	89,000	123,310
Wharf (Holdings), Ltd.	348,000	1,711,235
		48,937,822

India (0.1%)
Bharti Airtel, Ltd. (NON)	5,366	127,013
Housing Development Finance Corp.	22,362	1,417,276
Satyam Computer Services., Ltd.	213,117	2,380,257
		3,924,546

Indonesia (--%)
International Nickel Indonesia Tbk PT	179,500	1,244,776
PT Telekomunikasi	220,000	265,782
		1,510,558

Ireland (1.7%)
Allied Irish Banks PLC	3,653,105	88,614,464
CRH PLC	55,492	2,205,206
Experian Group, Ltd.	2,758,017	29,162,400
Experian Group, Ltd. 144A	45,033	476,165
Smurfit Kappa PLC (NON)	24,935	578,171
Smurfit Kappa PLC 144A (NON)	5,989	138,868
		121,175,274

Israel (--%)
Teva Pharmaceutical Industries, Ltd. ADR	34,330	1,526,655

Italy (3.3%)
Buzzi Unicem SpA	1,684,613	43,844,843
Enel SpA	15,079,446	170,843,880
Parmalat SpA	627,705	2,230,224
Saipem SpA	43,218	1,845,100
Saras SpA	1,369,790	8,365,488
UniCredito Italiano SpA	1,019,250	8,726,207
		235,855,742

Japan (21.2%)
Advantest Corp.	24,700	768,646
Aeon Co., Ltd.	1,271,900	17,942,405
Aeon Co., Ltd. 144A	3,900	55,016
Astellas Pharma, Inc.	2,434,300	116,581,732
Canon, Inc.	36,442	1,976,562
Chiyoda Corp.	2,941,000	52,789,506
Chubu Electric Power, Inc.	56,100	1,451,770
Credit Saison Co., Ltd.	50,000	1,286,421
Daiichi Sankyo Co., Ltd.	3,293,300	98,853,649
Daikin Industries, Ltd.	20,700	994,227
Daito Trust Construction Co., Ltd.	1,420,100	68,311,565
Denso Corp.	1,864,400	70,069,569
Dowa Mining Co., Ltd.	184,000	2,318,823
East Japan Railway Co.	15,080	118,988,029
Electric Power Development Co.	19,800	770,498
Fanuc, Ltd.	36,400	3,708,141
Fuji Photo Film Cos., Ltd.	50,500	2,324,223
Fuji Television Network, Inc.	350	703,430
Glory, Ltd.	49,200	1,562,374
Hogy Medical Co., Ltd.	51,600	2,431,889
Honda Motor Co., Ltd.	26,200	877,325
Japan Tobacco, Inc.	9,846	54,158,816
JFE Holdings, Inc.	105,700	7,458,740
Kansai Electric Power, Inc.	27,100	618,738
KDDI Corp.	161	1,192,765
Komatsu, Ltd.	256,400	8,569,670
Konica Corp.	109,000	1,845,239
Kubota Corp.	157,000	1,287,318
Kyushu Electric Power Co., Inc.	36,000	952,901
Lawson, Inc.	88,100	2,783,298
Matsushita Electric Industrial Co., Ltd.	4,150,000	77,593,374
Micronics Japan Co., Ltd.	91,700	2,177,801
Mitsubishi Corp.	1,719,600	54,119,318
Mitsubishi UFJ Financial Group, Inc. (AFF) (F)	845	7,729,479
Mitsui & Co., Ltd.	138,000	3,353,322
Mitsui Fudosan Co., Ltd.	169,000	4,671,375
Mitsui O.S.K. Lines, Ltd.	4,864,000	78,870,316
Mizuho Financial Group, Inc.	14,261	80,921,722
NET One Systems Co., Ltd.	2,754	3,042,346
Nintendo Co., Ltd.	6,900	3,576,439
Nippon Electric Glass Co., Ltd.	3,415,000	54,855,880
Nippon Mining Holdings, Inc.	484,500	4,856,008
Nippon Steel Corp.	533,000	3,821,434
Nippon Telegraph & Telephone (NTT) Corp.	286	1,336,258
Nissan Motor Co., Ltd.	203,700	2,030,271
Nomura Securities Co., Ltd.	233,500	3,891,000
NSK, Ltd.	4,723,000	41,419,194
NTT DoCoMo, Inc.	1,161	1,651,536
Obic Co., Ltd.	8,100	1,569,567

Omron Corp.	1,421,200	37,467,948
Ono Pharmaceutical Co., Ltd.	32,600	1,746,793
Onward Kashiyama Co., Ltd.	3,377,000	34,113,174
ORIX Corp.	271,450	61,474,760
Osaka Gas Co., Ltd.	8,201,000	28,773,837
Rohm Co., Ltd.	24,300	2,145,498
Shinko Electric Industries	130,100	2,867,437
Sony Corp.	29,700	1,429,964
Sumitomo Electric Industries, Ltd.	464,300	7,391,891
Sumitomo Mitsui Banking Corp.	127,000	958,235
Suzuken Co., Ltd.	56,900	1,914,933
Suzuki Motor Corp.	1,926,500	56,857,232
Terumo Corp.	991,300	49,966,470
Tokyo Electric Power Co.	32,600	822,663
Tokyo Gas Co., Ltd.	12,674,000	58,924,226
Toshiba Corp.	634,000	5,899,911
Toyo Suisan Kaisha, Ltd.	198,000	3,722,337
Toyota Industries Corp.	176,300	7,574,612
Toyota Motor Corp.	184,000	10,784,969
Trend Micro, Inc.	1,588,000	68,575,885
Urban Corp.	305,800	4,935,431
		1,523,468,131

Kazakhstan (--%)
Kazakhstan Kagazy PLC GDR (NON)	144,851	673,557

Malaysia (--%)
Digi.com Berhad	23,400	147,540
Tenaga Nasional Berhad	597,600	1,654,507
Zelan Berhad	874,000	1,588,990
		3,391,037

Mexico (0.1%)
America Movil SAB de C.V. ADR Ser. L (S)	19,600	1,254,400
Cemex SA de CV ADR (S) (NON)	31,000	927,520
Desarrolladora Homex SA de CV ADR (NON)	11,000	610,500
Wal-Mart de Mexico SA de CV Ser. V	428,900	1,573,477
		4,365,897

Netherlands (2.7%)
Akzo Nobel NV	58,638	4,836,159
ING Groep NV	2,291,094	101,769,014
Koninklijke (Royal) KPN NV	112,022	1,945,304
TNT NV	2,003,306	84,040,410
		192,590,887

New Zealand (--%)
Telecom Corp. of New Zealand, Ltd.	51,399	173,595

Norway (4.3%)
DnB Holdings ASA	7,221,084	110,821,468
Electromagnetic GeoServices AS (NON)	13,150	219,626
Electromagnetic GeoServices AS 144A (NON)	3,350	55,950
Fred Olsen Energy ASA	50,500	2,666,181
Orkla ASA	11,300	201,939
Orkla ASA 144A	100,000	1,787,073
Petroleum Geo-Services ASA	571,960	16,504,868
Schibsted ASA	197,888	10,429,267
Statoil ASA	4,820,230	164,365,666
Telenor ASA (NON)	51,000	1,022,139
		308,074,177

Philippines (--%)
Globe Telecom, Inc.	42,730	1,393,866
Philippine Long Distance Co.	4,780	308,105
		1,701,971

Poland (--%)
Globe Trade Centre SA (NON)	93,388	1,679,370

Russia (0.8%)
Gazprom	483,676	5,334,946
Lukoil	421,242	35,089,459
Lukoil ADR	197,760	16,398,259
MMC Norilsk Nickel ADR	4,864	1,324,224
Mobile Telesystems ADR	20,855	1,445,460
TMK OAO 144A GDR	21,870	903,231
		60,495,579

Singapore (2.4%)
Chartered Semiconductor Manufacturing, Ltd. (NON)	43,464,000	31,827,276
DBS Group Holdings, Ltd.	372,000	5,384,319
SembCorp Industries, Ltd.	147,580	639,332
Singapore Airlines, Ltd.	6,275,800	78,404,093
Singapore Exchange, Ltd.	5,834,000	50,410,599
Singapore Telecommunications, Ltd.	537,700	1,450,173
StarHub, Ltd.	1,518,271	3,164,213

StarHub, Ltd. 144A	753,369	1,570,089
		172,850,094

South Africa (0.1%)
Lewis Group, Ltd.	165,281	1,365,799
Murray & Roberts Holdings, Ltd.	94,944	1,243,411
Standard Bank Investment Corp., Ltd. (FWC)	123,421	1,789,033
		4,398,243

South Korea (1.6%)
FINETEC Corp.	17,967	379,684
Hyundai Mipo Dockyard	2,220	762,240
Hyundai Steel Co.	66,330	5,564,063
Korea Investment Holdings Co., Ltd.	16,930	1,107,437
LG Chemical, Ltd.	27,970	2,925,733
LG Electronics, Inc.	25,100	2,339,263
LG Engineering & Construction, Ltd.	6,384	1,100,096
POSCO	2,513	1,810,509
S-Oil Corp.	37,318	3,307,647
Samsung Electronics Co., Ltd.	94,901	59,569,681
Samsung Electronics Co., Ltd. GDR	372	116,715
Samsung Heavy Industries Co., Ltd.	18,660	991,291
Shinhan Financial Group Co., Ltd.	481,460	31,106,508
Shinhan Financial Group Co., Ltd. ADR	1,900	243,770
SK Energy Co., Ltd. (NON)	3,656	636,433
		111,961,070

Spain (4.1%)
Banco Bilbao Vizcaya Argentaria SA	6,229,614	146,135,755
Banco Santander Central Hispano SA	260,628	5,068,862
Iberdrola SA	106,359	6,252,663
Industria de Diseno Textil (Inditex) SA	51,662	3,483,842
Telefonica SA	4,899,839	137,244,721
		298,185,843

Sweden (2.8%)
Hennes & Mauritz AB Class B	1,329,152	84,362,740
Sandvik AB	98,200	2,109,408
Swedbank AB	115,600	3,870,696
Telefonaktiebolaget LM Ericsson AB Class B	28,241,442	113,211,498
Volvo AB Class B	113,350	1,976,932
		205,531,274

Switzerland (11.1%)
ABB, Ltd.	60,115	1,584,394
Addax Petroleum Corp.	13,139	518,868
Arpida, Ltd. (NON)	11,437	285,114
Basilea Pharmaceutica AG (NON)	1,856	423,595
Basilea Pharmaceutical 144A (NON)	353	80,565
Clariant AG (NON)	102,122	1,256,224
Credit Suisse Group	1,112,291	73,910,508
Julius Baer Holding, Ltd. Class B	65,086	4,870,400
Nestle SA	385,969	173,525,133
Nobel Biocare Holding AG	213,279	57,797,821
Novartis AG	342,585	18,921,247
Roche Holding AG	933,178	169,340,562
Santhera Pharmaceuticals (NON)	3,528	327,537
Speedel Holding AG (NON)	1,734	227,762
Straumann Holding AG	3,047	856,502
Swisscom AG	212,137	80,738,981
UBS AG	1,634,625	87,963,144
Xstrata PLC (London Exchange)	67,421	4,473,133
Zurich Financial Services AG	396,572	119,060,235
		796,161,725

Taiwan (0.2%)
AU Optronics Corp.	2,639,574	4,487,297
Chunghwa Telecom Co., Ltd.	2,201,900	4,088,888
Compal Electronics, Inc.	2,320	2,618
Greatek Electronics, Inc.	460,080	688,292
Shin Kong Financial Holding Co., Ltd.	1,188,607	1,088,160
Taiwan Semiconductor Manufacturing Co., Ltd.	464,639	903,564
Vanguard International Semiconductor Corp.	1,147,247	1,024,359
Wistron Corp.	774,842	1,396,994
		13,680,172

Thailand (--%)
Thai Oil PCL	511,800	1,280,531

United Arab Emirates (--%)
Air Arabia (NON)	2,909,426	1,062,008

United Kingdom (13.1%)
Aggreko PLC	117,449	1,388,395
BAE Systems PLC	6,980,743	70,457,072
Barclays PLC	876,457	10,674,515
Barratt Developments PLC	3,113,384	47,628,847
BAT Industries PLC	189,231	6,780,507

BHP Billiton PLC			6,209,522	222,245,002
BP PLC			20,118,595	233,506,674
British Sky Broadcasting PLC			275,742	3,919,435
Britvic PLC			986,481	6,516,690
Centrica PLC			626,620	4,876,348
CSR PLC (NON)			350,702	4,615,541
Davis Service Group PLC			246,609	2,700,873
GKN PLC			845,152	6,118,907
GlaxoSmithKline PLC			228,861	6,070,823
HBOS PLC			5,772,864	107,971,919
Kelda Group PLC			83,308	1,468,689
Mecom Group PLC (NON)			1,837,314	3,006,140
Premier Foods PLC			753,137	3,434,904
Prudential PLC			434,977	6,685,456
Punch Taverns PLC			169,437	3,416,811
Reckitt Benckiser PLC			1,943,114	114,134,910
Rio Tinto PLC			156,333	13,518,280
Sage Group (The) PLC			84,427	430,380
Standard Chartered PLC			107,853	3,529,295
Travis Perkins PLC			1,468,328	46,366,688
Vodafone Group PLC			2,345,743	8,467,611
				939,930,712

Total common stocks (cost $5,875,669,562)				$7,152,667,471

WARRANTS (--%)(a)(NON)
	Expiration
	date	Strike Price	Warrants	Value

Fuji Television Network, Inc. Structured Exercise Call
Warrants 144A (issued by Merrill Lynch International &
Co.) (Japan)	11/23/07	-	131	$263,139
iShares MSCI Emerging Market Index 144A Warrants	10/11/07	-	2,600	393,000
MSCI India Trust USD Structured USD Composite European
Style Call Warrants 144A (issued by Merrill Lynch
International & Co.)	10/09/07	-	2,649	1,441,040

Total warrants (cost $1,455,419)				$2,097,179

SHORT-TERM INVESTMENTS (0.6%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)			$1,995,092	$1,991,880
Putnam Prime Money Market Fund (e)			37,927,130	37,927,130

Total short-term investments (cost $39,919,010)				$39,919,010

TOTAL INVESTMENTS

Total investments (cost $5,917,043,991)(b)				$7,194,683,660

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $1,908,002,131) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$707,314,083	$675,810,882	10/17/07	$31,503,201
British Pound	654,463,714	645,837,879	12/19/07	8,625,835
Euro	235,090,132	227,595,398	12/19/07	7,494,734
Japanese Yen	185,728,496	184,731,784	11/21/07	996,712
Norwegian Krone	148,450,070	139,905,106	12/19/07	8,544,964
Swiss Franc	35,085,759	34,121,082	12/19/07	964,677

Total				$58,130,123

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $1,911,561,114) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

British Pound	$195,923,665	$192,276,141	12/19/07	$(3,647,524)
Canadian Dollar	28,006,304	26,328,856	10/17/07	(1,677,448)
Euro	313,039,717	303,405,113	12/19/07	(9,634,604)
Hong Kong Dollar	64,483,145	64,160,578	11/21/07	(322,567)
Japanese Yen	647,292,686	630,242,337	11/21/07	(17,050,349)
Norwegian Krone	121,831,807	114,095,139	12/19/07	(7,736,668)
Swedish Krona	188,859,879	179,178,930	12/19/07	(9,680,949)
Swiss Franc	415,020,341	401,874,020	12/19/07	(13,146,321)

Total				$(62,896,430)

NOTES

(a) Percentages indicated are based on net assets of $7,190,998,889.

(b) The aggregate identified cost on a tax basis is $5,929,267,608, resulting in gross unrealized appreciation and depreciation of $1,472,503,143 and $207,087,091, respectively, or net unrealized appreciation of $1,265,416,052.

(NON) Non-income-producing security.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	proceeds	income	Value

Mitsubishi UFJ Financial Group, Inc.	$ 244,059	$-	$47,897	$7,729,479

Market values are shown for those securities affiliated at period end.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $1,936,800. The fund received cash collateral of $2,070,760 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. On September 30, 2007 fair value pricing was also used for certain foreign securities in the portfolio.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $546,753 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $523,623,329 and $558,797,803, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $4,205,840 have been designated as collateral for open forward commitments and structured notes.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository Receipts respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentration greater than 10% at September 30, 2007 (as a percentage of net assets):

Banking	12.2%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 29, 2007